Unaudited Interim Condensed Consolidated Balance Sheet	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Current assets
Cash and cash equivalents	$ 5,926,257	$ 4,593,998	$ 6,646,788
Accounts receivable, net	13,225,426	10,252,268	11,547,018
Inventories, net	8,997,323	6,974,669	7,578,048
Other receivables	4,544,696	3,523,020	1,445,462
Total current assets	33,491,427	25,962,346	27,454,127
Non-current assets
Financial instrument	230,598	178,758	236,771
Loan receivables	4,181,320	3,241,333	5,180,380
Property, plant and equipment, net	6,432,723	4,986,607	6,399,557
Right-of-use assets – operating leases	4,756,600	3,687,287	4,420,627
Total non-current assets	15,601,241	12,093,985	16,237,335
Total assets	49,092,668	38,056,331	43,691,462
Current liabilities
Bank loans, current portion	655,215	507,919	400,016
Finance lease liabilities, current portion	196,452	152,288	199,320
Accounts payable	9,831,286	7,621,152	7,571,503
Operating lease liabilities, current portion	1,472,627	1,141,571	1,298,058
Other payables	1,905,627	1,477,230	2,208,350
Provision for income taxes	793,471	615,094	454,005
Total current liabilities	14,854,678	11,515,254	12,131,252
Non-current liabilities:
Bank loans, non-current portion	2,997,111	2,323,342	2,834,183
Finance lease liabilities, non-current portion	602,985	467,430	593,510
Operating lease liabilities, non-current portion	3,545,111	2,748,148	3,363,357
Deferred tax liabilities	1,446	1,121	1,446
Total non-current liabilities	7,146,653	5,540,041	6,792,496
Total liabilities	22,001,331	17,055,295	18,923,748
Commitments and contingencies (Note 20)
Shareholders’ equity
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares, issued 14,500,000 shares outstanding as of March 31, 2025 and issued 14,500,000 shares outstanding as of September 30 2025, respectively	1,978	1,533	1,978
Additional paid-in capital	11,382,600	8,823,721	11,382,600
Retained earnings	16,078,481	12,463,939	13,444,178
Accumulated other comprehensive loss	(371,722)	(288,157)	(61,042)
Total shareholders’ equity	27,091,337	21,001,036	24,767,714
Total liabilities and shareholders’ equity	49,092,668	38,056,331	43,691,462
Related Party
Current assets
Advances to related parties	$ 797,725	$ 618,391	$ 236,811